JPMorgan Municipal Money Market Fund Performance Management - Premier Shares [Member] - JPMorgan Municipal Money Market Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Premier Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	Best Quarter4Q, 20230.81%Worst Quarter1Q and 2Q 20163Q 20201Q, 2Q, 3Q and 4Q 20210.00%1Q 2022The Fund’s year-to-date total returnthrough3/31/26was0.44%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2025)
Performance Availability Phone [Text]	1-800-766-7722
Premier
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date total return
Bar Chart, Year to Date Return	0.44%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	0.81%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022